CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Share capital	Reserves	Deficit	Total
Balance opening at May. 31, 2017	$ 25,551,508	$ 6,110,780	$ (24,091,976)	$ 7,570,312
Balance opening (shares) at May. 31, 2017	56,885,215
Acquisition of royalty interests	$ 7,855,161			7,855,161
Acquisition of royalty interests (in shares)	14,546,597
Exercise of stock options	$ 792,840	(406,840)		386,000
Exercise of stock options (shares)	1,333,333
Exercise of share purchase and finder's warrants	$ 1,630,872	(353,097)		1,277,775
Exercise of share purchase and finder's warrants (shares)	2,624,834
Share-based payments		803,946		803,946
Restricted share units vested	$ 28,800			28,800
Restricted share units vested (shares)	48,000
Foreign currency translation adjustment		269,681		269,681
Dividend paid			(374,278)	(374,278)
Loss for the year			(2,561,756)	(2,561,756)
Balance ending at May. 31, 2018	$ 35,859,181	6,424,470	(27,028,010)	15,255,641
Balance ending (shares) at May. 31, 2018	75,437,979
Private placements and share issuances	$ 6,423,933	400,137		6,824,070
Private placements and share issuances (shares)	8,748,808
Share issue costs	$ (442,143)			(442,143)
Share issue costs, finder's warrants	(90,769)	90,769
Acquisition of royalty and other interests	$ 27,064,436	801,345		27,865,781
Acquisition of royalty and other interests (shares)	30,621,102
Conversion on loan payable	$ 7,199,123			7,199,123
Conversion on loan payable (shares)	9,229,644
Exercise of stock options	$ 74,892	(26,892)		48,000
Exercise of stock options (shares)	133,333
Exercise of share purchase and finder's warrants	$ 6,802,702	(1,577,802)		5,224,900
Exercise of share purchase and finder's warrants (shares)	8,168,011
Share-based payments		917,571		917,571
Restricted share units vested	$ 166,900			166,900
Restricted share units vested (shares)	214,000
Warrants issued for loans payable		103,959		103,959
Foreign currency translation adjustment		262,819		262,819
Dividend paid			(1,813,738)	(1,813,738)
Loss for the year			(2,443,489)	(2,443,489)
Balance ending at May. 31, 2019	$ 83,058,255	$ 7,396,376	$ (31,285,237)	$ 59,169,394
Balance ending (shares) at May. 31, 2019	132,552,877